Quarterly Holdings Report
for
Fidelity® Equity-Income Fund
April 30, 2026
EQU-NPRT1-0626
1.800336.122
Common Stocks - 97.1%
	Shares	Value ($)
CANADA - 3.2%
Consumer Discretionary - 0.6%
Hotels, Restaurants & Leisure - 0.6%
Restaurant Brands International Inc	924,129	74,571,192
Consumer Staples - 0.9%
Consumer Staples Distribution & Retail - 0.9%
Alimentation Couche-Tard Inc	815,642	48,253,389
Metro Inc/CN	829,292	55,593,426
TOTAL CONSUMER STAPLES		103,846,815
Energy - 1.7%
Oil, Gas & Consumable Fuels - 1.7%
Canadian Natural Resources Ltd	1,647,253	78,630,607
Imperial Oil Ltd	849,696	113,822,420
TOTAL ENERGY		192,453,027
TOTAL CANADA		370,871,034
FRANCE - 0.4%
Energy - 0.4%
Energy Equipment & Services - 0.4%
Vallourec SACA	1,408,722	42,408,340
GERMANY - 0.2%
Industrials - 0.2%
Industrial Conglomerates - 0.2%
Siemens AG	123,503	36,700,296
ITALY - 0.6%
Industrials - 0.6%
Electrical Equipment - 0.6%
Prysmian SpA	471,844	71,771,823
JAPAN - 0.5%
Industrials - 0.5%
Industrial Conglomerates - 0.5%
Hitachi Ltd	1,774,816	56,436,219
KOREA (SOUTH) - 1.8%
Information Technology - 1.8%
Technology Hardware, Storage & Peripherals - 1.8%
Samsung Electronics Co Ltd	1,346,574	204,079,104
NETHERLANDS - 1.1%
Information Technology - 1.1%
Semiconductors & Semiconductor Equipment - 1.1%
NXP Semiconductors NV	427,411	125,483,595
TAIWAN - 2.0%
Information Technology - 2.0%
Semiconductors & Semiconductor Equipment - 2.0%
Taiwan Semiconductor Manufacturing Co Ltd ADR	569,222	225,446,065
UNITED KINGDOM - 2.9%
Consumer Staples - 0.4%
Personal Care Products - 0.3%
Unilever PLC	514,008	29,974,448
Tobacco - 0.1%
Imperial Brands PLC	463,808	17,621,304
TOTAL CONSUMER STAPLES		47,595,752
Health Care - 1.8%
Pharmaceuticals - 1.8%
Astrazeneca PLC	651,893	123,727,603
GSK PLC	3,070,175	80,492,236
TOTAL HEALTH CARE		204,219,839
Industrials - 0.7%
Aerospace & Defense - 0.7%
Rolls-Royce Holdings PLC	4,721,204	75,971,538
TOTAL UNITED KINGDOM		327,787,129
UNITED STATES - 84.4%
Communication Services - 8.2%
Diversified Telecommunication Services - 1.9%
AT&T Inc	2,856,627	74,643,664
Comcast Corp Class A	2,187,194	59,141,725
Verizon Communications Inc	1,807,403	86,809,566
		220,594,955
Entertainment - 1.0%
Walt Disney Co/The	1,138,692	118,139,295
Interactive Media & Services - 4.4%
Alphabet Inc Class A	1,208,957	465,206,654
Meta Platforms Inc Class A	64,058	39,197,730
		504,404,384
Wireless Telecommunication Services - 0.9%
T-Mobile US Inc	507,815	99,277,833
TOTAL COMMUNICATION SERVICES		942,416,467
Consumer Discretionary - 7.0%
Broadline Retail - 1.1%
Amazon.com Inc (b)	475,245	125,968,440
Diversified Consumer Services - 0.2%
H&R Block Inc	689,350	21,873,076
Hotels, Restaurants & Leisure - 1.4%
McDonald's Corp	385,970	113,316,932
Starbucks Corp	469,912	49,495,831
		162,812,763
Specialty Retail - 3.2%
Burlington Stores Inc (b)	198,081	63,387,901
Dick's Sporting Goods Inc	258,599	58,681,285
Lowe's Cos Inc	500,590	119,535,886
TJX Cos Inc/The	770,571	120,787,004
		362,392,076
Textiles, Apparel & Luxury Goods - 1.1%
Columbia Sportswear Co (a)	60,098	3,661,170
NIKE Inc Class B	526,200	23,342,232
Tapestry Inc	691,525	100,298,786
		127,302,188
TOTAL CONSUMER DISCRETIONARY		800,348,543
Consumer Staples - 7.6%
Beverages - 1.8%
Coca-Cola Co/The	1,603,713	126,308,436
Keurig Dr Pepper Inc	2,632,397	77,392,472
		203,700,908
Consumer Staples Distribution & Retail - 3.4%
Albertsons Cos Inc Class A (a)	796,147	13,415,077
BJ's Wholesale Club Holdings Inc (b)	630,085	59,158,681
Costco Wholesale Corp	10,296	10,445,600
Target Corp	713,541	92,581,945
Walmart Inc	1,631,283	215,215,166
		390,816,469
Food Products - 0.6%
JM Smucker Co	254,779	24,975,985
Mondelez International Inc	663,834	40,785,961
		65,761,946
Household Products - 1.6%
Clorox Co/The	131,300	12,662,572
Procter & Gamble Co/The	1,144,886	168,401,282
		181,063,854
Personal Care Products - 0.2%
Kenvue Inc	1,647,608	28,882,568
TOTAL CONSUMER STAPLES		870,225,745
Energy - 5.7%
Oil, Gas & Consumable Fuels - 5.7%
Chevron Corp	207,398	40,092,107
Enterprise Products Partners LP	1,517,649	58,733,016
Exxon Mobil Corp	2,463,285	380,158,774
Phillips 66	203,399	36,438,931
Shell PLC	2,122,660	96,510,572
Valero Energy Corp	168,113	42,461,982
TOTAL ENERGY		654,395,382
Financials - 18.4%
Banks - 10.7%
Bank of America Corp	3,945,262	210,913,707
Huntington Bancshares Inc/OH	4,557,133	76,377,549
JPMorgan Chase & Co	1,193,378	373,801,792
M&T Bank Corp	495,056	108,234,093
PNC Financial Services Group Inc/The	680,092	151,660,516
US Bancorp	1,559,801	88,378,325
Wells Fargo & Co	2,533,535	208,332,583
		1,217,698,565
Capital Markets - 1.5%
Blackrock Inc	76,264	81,266,918
Charles Schwab Corp/The	1,031,109	94,490,829
		175,757,747
Consumer Finance - 0.6%
Capital One Financial Corp	379,839	72,663,201
Financial Services - 0.8%
Apollo Global Management Inc	376,820	48,504,270
Visa Inc Class A	145,607	48,027,013
		96,531,283
Insurance - 4.8%
American Financial Group Inc/OH	505,402	67,354,924
Chubb Ltd	535,680	175,167,360
Hartford Insurance Group Inc/The	825,559	112,944,727
Marsh & McLennan Cos Inc	458,829	76,950,212
Travelers Companies Inc/The	402,144	122,710,220
		555,127,443
TOTAL FINANCIALS		2,117,778,239
Health Care - 10.2%
Biotechnology - 3.3%
AbbVie Inc	889,158	187,896,869
Gilead Sciences Inc	1,455,374	190,421,134
		378,318,003
Health Care Providers & Services - 1.6%
Cigna Group/The	151,648	44,065,876
UnitedHealth Group Inc	373,008	138,192,004
		182,257,880
Life Sciences Tools & Services - 0.6%
Danaher Corp	441,589	79,022,351
Pharmaceuticals - 4.7%
Eli Lilly & Co	81,575	76,239,995
Johnson & Johnson	1,014,145	233,101,228
Merck & Co Inc	1,539,418	168,073,657
Royalty Pharma PLC Class A	1,132,450	56,724,421
		534,139,301
TOTAL HEALTH CARE		1,173,737,535
Industrials - 10.3%
Aerospace & Defense - 2.9%
GE Aerospace	362,519	105,105,135
General Dynamics Corp	231,290	79,633,147
Huntington Ingalls Industries Inc	206,769	75,323,879
Northrop Grumman Corp	129,909	75,279,667
		335,341,828
Air Freight & Logistics - 0.4%
United Parcel Service Inc Class B	412,500	44,880,000
Building Products - 1.0%
Johnson Controls International plc	767,313	112,050,717
Commercial Services & Supplies - 0.4%
GFL Environmental Inc Subordinate Voting Shares	490,833	19,693,303
Veralto Corp	239,127	21,091,002
		40,784,305
Electrical Equipment - 1.8%
AMETEK Inc	327,672	77,166,756
GE Vernova Inc	118,687	128,592,617
		205,759,373
Ground Transportation - 0.9%
Norfolk Southern Corp	335,740	106,036,764
Machinery - 2.2%
Crane Co	389,107	69,155,987
ITT Inc	842,529	180,587,666
		249,743,653
Professional Services - 0.1%
KBR Inc	410,704	15,397,293
Trading Companies & Distributors - 0.6%
Watsco Inc (a)	153,790	67,335,414
TOTAL INDUSTRIALS		1,177,329,347
Information Technology - 6.5%
Communications Equipment - 1.4%
Cisco Systems Inc	1,799,860	164,687,190
Electronic Equipment, Instruments & Components - 0.2%
Crane NXT Co	531,822	23,761,807
IT Services - 1.7%
Accenture PLC Class A	255,091	45,587,313
Amdocs Ltd	656,086	42,429,081
IBM Corporation	404,300	93,385,214
		181,401,608
Semiconductors & Semiconductor Equipment - 1.3%
Analog Devices Inc	254,257	102,277,421
Broadcom Inc	117,261	48,948,259
		151,225,680
Software - 1.5%
Gen Digital Inc	1,067,788	20,597,631
Microsoft Corp	369,280	150,584,998
		171,182,629
Technology Hardware, Storage & Peripherals - 0.4%
Apple Inc	187,983	51,009,187
TOTAL INFORMATION TECHNOLOGY		743,268,101
Materials - 2.9%
Chemicals - 2.0%
Linde PLC	461,808	231,430,461
Containers & Packaging - 0.9%
Ball Corp	901,938	55,090,373
Crown Holdings Inc	473,362	46,536,218
		101,626,591
TOTAL MATERIALS		333,057,052
Real Estate - 1.9%
Specialized REITs - 1.9%
American Tower Corp	238,066	43,497,039
Lamar Advertising Co Class A	712,325	98,186,878
Public Storage	278,961	84,371,754
TOTAL REAL ESTATE		226,055,671
Utilities - 5.7%
Electric Utilities - 3.9%
Constellation Energy Corp	274,222	85,831,486
Exelon Corp	751,627	34,567,326
FirstEnergy Corp (a)	619,063	29,417,874
NextEra Energy Inc	1,627,802	159,329,260
NRG Energy Inc	95,500	14,857,889
PG&E Corp	2,093,848	34,799,754
Southern Co/The	901,250	87,150,875
		445,954,464
Gas Utilities - 0.1%
Southwest Gas Holdings Inc	276,068	25,964,195
Independent Power and Renewable Electricity Producers - 0.6%
Vistra Corp	409,356	64,612,751
Multi-Utilities - 1.1%
Ameren Corp	342,430	38,917,170
CenterPoint Energy Inc	940,511	41,053,305
WEC Energy Group Inc	346,298	40,842,386
		120,812,861
TOTAL UTILITIES		657,344,271
TOTAL UNITED STATES		9,695,956,353
TOTAL COMMON STOCKS (Cost $6,216,556,195)		11,156,939,958

Money Market Funds - 3.3%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c)	3.69	318,225,216	318,288,861
Fidelity Securities Lending Cash Central Fund (c)(d)	3.69	58,259,610	58,265,436
TOTAL MONEY MARKET FUNDS (Cost $376,554,297)			376,554,297

TOTAL INVESTMENT IN SECURITIES - 100.4% (Cost $6,593,110,492)	11,533,494,255
NET OTHER ASSETS (LIABILITIES) - (0.4)%	(47,833,535)
NET ASSETS - 100.0%	11,485,660,720

Legend

(a)	Security or a portion of the security is on loan at period end.
(b)	Non-income producing.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(d)	Investment made with cash collateral received from securities on loan.
At period end, the value of non-cash collateral for securities on loan amounted to $7,171,837.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	290,895,897	422,576,813	395,183,849	2,990,880	(667)	667	318,288,861	318,225,216	0.5%
Fidelity Securities Lending Cash Central Fund	45,650,799	386,668,271	374,053,634	64,047	-	-	58,265,436	58,259,610	0.2%
Total	336,546,696	809,245,084	769,237,483	3,054,927	(667)	667	376,554,297

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.
Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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